Subscriptions payable for senior secured convertible promissory notes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Secured Convertible Promissory Notes [Text Block]
8.             18% Senior secured convertible promissory notes

During the period from November 2012 through March 8, 2013, the Company entered subscriptions payable for 18% senior secured convertible promissory notes (as previously defined as the “Senior Secured Notes”) from select accredited investors. The Company completed the offering and issued an aggregate $2,000,000 in Senior Secured Notes on March 8, 2013.  As of March 31, 2013, the Company had outstanding $2,000,000 in Senior Secured Notes and had $66,520 in accrued interest expense.  As of December 31, 2012, the Company had received subscriptions payable for Senior Secured Notes in the aggregate principal amount of $430,000 and had accrued interest expense of $8,516.  Kevin A. Richardson, II, chairman of the board of directors of the Company, purchased $60,000 of the Senior Secured Notes.

The Senior Secured Notes have a six month term from the subscription date and the note holders can convert into Company common stock at anytime during the term at a conversion price of $0.20 per share.  Upon the consummation of a qualified financing and/or technology license, as defined in the Senior Secured Note agreements, as amended, of $4,000,000 or more by the Company, the principal and interest on the Senior Secured Notes will automatically convert into Company common stock equal to the lower of (i) the Company common stock issued in the qualified financing and/or technology license, reduced by a discount of 20%, and (ii) $0.20 per share. The note holders will also receive, if any are issued, warrants or any other securities issued in a qualified financing and/or technology license on similar terms to the qualified financing and/or technology license.  The Senior Secured Notes are secured by the tangible and intangible assets of the Company.

The conversion feature embedded in the Senior Secured Notes is accounted for as a derivative liability, and resulted in the creation at issuance of a discount to the carrying amount of the debt in the amount of $2,000,000, which is being amortized as additional interest expense using the straight-line method over the term of the Senior Secured Notes (the Company determined that using the straight-line method of amortization did not yield a materially different amortization schedule than the effective interest method). The embedded conversion feature is recorded at fair value and is marked to market at each period, with the resulting change in fair value being recorded in the “loss on embedded conversion feature of Senior Secured Notes” in the accompanying condensed consolidated statements of comprehensive loss.  The derivative liability for the embedded conversion feature of the Senior Secured Notes, at fair value, was $5,737,000 at March 31, 2013.

Accrued interest expense on the Senior Secured Notes, including amortization of the debt discount, totaled $428,467 for the three months ended March 31, 2013.

 (7)           Subscriptions payable for senior secured convertible promissory notes

During the year ended December 31, 2012, the Company entered subscriptions payable for 18% senior secured convertible promissory notes (the “Senior Secured Notes”) from selected accredited investors.  Up to $2,000,000 aggregate principal amount of Senior Secured Notes are being offered (the “Offering”) by the Company.  The Company completed the Offering and issued an aggregate $2,000,000 in notes on March 8, 2013.

The Senior Secured Notes have a six month term from the subscription date and the note holders can convert into Company common stock at anytime during the term at $0.20 per share.  Upon the consummation of a qualified financing and/or technology license, as defined in the Senior Secured Note agreements, of $4,000,000 or more by the Company, the principal and interest on the Senior Secured Notes will convert into Company common stock equal to the lower of (i) the Company common stock issued in the qualified financing and/or technology license, reduced by a discount of 20%, and (ii) $0.20 per share. The note holders will also receive, if any are issued, warrants or any other security issued in a qualified financing and/or technology license on similar terms to the qualified financing and/or technology license.  The Senior Secured Notes are secured by the tangible and intangible assets of the Company.  The Company is in the process of evaluating the accounting treatment for these notes issued subsequent to December 31, 2012 and any potential embedded derivatives included therein.

As of December 31, 2012, the Company had received subscriptions payable for Senior Secured Notes in the aggregate principal amount of $430,000 and had accrued interest expense of $8,516.